Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2017 and 2016:

(in thousands)	2017	2016
Prepaid expenses	$41,775	$35,529
Cash collateral	21,907	1,200
Value added tax	17,870	14,985
Other receivables	15,902	9,699
Fair value of derivative instruments	9,033	5,386
Total prepaid expenses and other current assets	$106,487	$66,799